Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Tax losses carried forward	$ 251,240	$ 120,789
Other	2,887	6,204
Total deferred tax assets	254,127	126,993
Deferred tax liabilities:
Vessels and equipment	17,018	14,046
Other	5,531	985
Deferred Tax Liabilities, Gross	22,549	15,031
Net deferred tax assets	231,578	111,962
Valuation allowance	(224,593)	(85,560)
Net deferred tax assets	6,985	26,402
Disclosed in:
Deferred tax asset	9,168	28,110
Other long-term liabilities	2,183	1,708
Net deferred tax assets	6,985	26,402
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	1,040,400	$ 509,800
Carried forward indefinitely
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	651,900
2019
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	400
2020
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	500
2021
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	400
2022
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	500
2023
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	2,200
2024
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	300
2025
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	600
2026
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	100
2034
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	$ 383,300